Stock Based Compensation (Details) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 17, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 15, 2024	Oct. 31, 2022	Jul. 31, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Based Compensation [Line Items]
Incentive stock option granted, owns stock representing									10.00%		10.00%
Weighted-average grant date fair value of options granted									$ 4.11	$ 8.86	$ 8.75	$ 6.75
Stock based compensation expense							$ 1,002,280	$ 495,874	$ 1,668,345	$ 746,817	$ 3,225,105	$ 6,297,062
Dividend yield									0.00%	0.00%	0.00%
Expected life of options									6 years	6 years
Unrecognized stock-based compensation expense							$ 9,024,029		$ 9,024,029		$ 4,623,531
Unrecognized unvested stock options, weighted-average period									2 years 3 months 25 days		2 years 3 months 3 days
Shares outstanding, granted									876,400		493,560	390,686
Share based compensation aggregate grant date fair value	$ 390,000	$ 205,000	$ 205,000	$ 3,700,000							$ 14,829,290
Stock-based compensation recognized											$ 1,438,538	$ 5,343,630
Share based granted vest											67.00%
Share based fair value of shares vested											$ 2,248,787	$ 1,054,137
Trading days											90 days
Share based vesting options to exercised after date of grant											10 years
Options, issued	61,128	14,670	14,670	376,015
Stock option granted									1,530,939		520,751	705,000
Number of options vested							5,787,962		5,787,962
Outstanding and Exercisable											4,500,000
Period of grant or such shorter term											5 years
Restricted Stock [Member]
Stock Based Compensation [Line Items]
Stock based compensation expense											$ 661,882	$ 359,351
Unrecognized stock-based compensation expense											$ 5,406,798
Unrecognized unvested stock options, weighted-average period											1 year 11 months 4 days
Board of Directors [Member]
Stock Based Compensation [Line Items]
Stock option granted					2,250,000
Exercise Price					$ 2
CEO and COO [Member]
Stock Based Compensation [Line Items]
Number of options vested					4,500,000
General and Administrative Expenses [Member]
Stock Based Compensation [Line Items]
Stock based compensation expense									$ 234,121
Market-Based Stock Option Grants [Member]
Stock Based Compensation [Line Items]
Dividend yield
Shares outstanding, granted						2,250,000
Options exercise price						$ 2
Share based compensation arrangement by share based payment award options						4,500,000
Share based compensation aggregate grant date fair value						$ 14,829,290
Stock-based compensation recognized								1,438,538		$ 1,438,538
Share based vesting options to exercised after date of grant											10 years
Weighted average derived service period award											6 years
Exercise Price											$ 2
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation [Line Items]
Stock based compensation expense							$ 1,360,297	$ 633,991	2,241,751	$ 1,020,883
Unrecognized stock-based compensation expense							$ 7,771,651		$ 7,771,651
Unrecognized unvested stock options, weighted-average period									2 years 1 month 2 days
Share based compensation arrangement by share based payment award options									876,400
Share based compensation aggregate grant date fair value	$ 35,338,000								$ 4,705,105		$ 978,500
Share based granted vest									33.00%		33.00%
Options, issued	356,928										75,504
2022 Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Maximum aggregate number of shares							6,752,693		6,752,693		1,752,693
Shares reserved for future issuance							3,984,613		3,984,613		448,776
Expected life of options									10 years		10 years